Summary Prospectus July 29, 2025, as revised August 22, 2025

Stewart Investors Worldwide Leaders Fund

Class / Ticker:	Select Shares (SWWLX)	Investor Shares (AWWLX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, if any, and other information about the Fund online at www.stewartinvestorsfunds.com. You can also get this information at no cost by calling (833) 748-1830 (toll free) or (312) 557-3511, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund.

The Fund’s Prospectus and Statement of Additional Information, each dated July 29, 2025, as supplemented from time to time, are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.

Investment Objective

The Stewart Investors Worldwide Leaders Fund (the “Fund”) seeks to achieve capital growth over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees (Fees paid directly from your investment)

	Select Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Select Shares	Investor Shares
Management Fee	0.45%	0.45%
Distribution (Rule 12b-1) Fees	None	None
Other Expenses	5.76%	5.76%
Shareholder Servicing Plan Fee	None	0.10%
Total Annual Fund Operating Expenses	6.21%	6.31%
Fee Waivers and Expense Reimbursements(1)	-5.61%	-5.61%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.60%	0.70%

(1)

First Sentier Investors (US) LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses, such as shareholder servicing plan fees) exceed 0.60% of the average daily net assets for Select Shares and Investor Shares of the Fund through December 4, 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Select Shares	$61	$1,342
Investor Shares	$72	$1,371

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Because the Fund had not commenced operations as of the most recently completed fiscal year end of March 31, 2025, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Summary Prospectus	July 29, 2025, as revised August 22, 2025	Stewart Investors Worldwide Leaders Fund

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Principal Investment Strategies

The Fund seeks to meet its objective by investing in a worldwide, diversified portfolio of equity or equity-related securities. Equity-related securities include, but are not limited to, warrants, preference shares, rights issues, convertible bonds, depositary receipts such as ADR and GDR, and equity-linked or participation notes. Under normal market conditions, at least 30% of the Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets, directly and indirectly such as through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low-income, or iii) not members of the Organisation for Economic Cooperation and Development.

The portfolio manager utilizes a bottom-up, qualitative approach to finding and investing in companies. The portfolio manager assesses the quality and sustainability of companies and believes that companies that score highly on these measures are better placed to deliver positive long-term, risk-adjusted returns, and that ownership of these companies will help to preserve shareholder capital in volatile and falling markets allowing for the steady compounding of returns through economic cycles. There is no set weighting given to quality or sustainability assessments, or to other factors the portfolio manager may consider, which will vary on a company-by-company basis.

Assessment of Quality

The portfolio manager assesses a company’s quality with reference to the company’s management, the franchise, and the company’s financials. The extent to which the portfolio manager’s quality assessment (and any one or more specific factors considered as part of the quality assessment) will affect the decision to invest in a company will depend on the analysis and judgment of the portfolio manager and may vary by company.

Assessment of Sustainability

The portfolio manager assesses a company’s sustainability with reference to whether they believe the company will both contribute to, and benefit from, sustainable development. The portfolio manager believes that “sustainable development” is achieved where a company’s activities lead or contribute (directly or indirectly) to positive social outcomes and/or positive environmental outcomes.

Positive social outcomes include, but are not limited to, improvements in health and well-being, physical infrastructure, economic welfare, and opportunity and empowerment.

Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources.

Position on harmful and controversial products and services

The portfolio manager’s Assessments of Quality and Sustainability are designed to prevent the Fund from investing in companies that the portfolio manager may categorize as directly involved in harmful or controversial products, services or practices, which may include, but are not limited to, fossil fuels, nuclear power, alcohol production, animal welfare and testing, and oppressive governance regimes.

Where the portfolio manager becomes aware of a material exposure to such products or services prior to a new investment in a company or as part of its ongoing monitoring, the portfolio manager will engage with the company and review the company research and investment case, noting the company’s response. For those products and services that generate revenue for a company, the portfolio manager has set a materiality threshold for direct involvement in the relevant activities of 5% of revenue, or such lower percentage as may be determined from time to time by the portfolio manager. Following this review and engagement, the portfolio manager may determine that investment in the company, or maintenance of a position in the company, would not be inconsistent with their assessment that the relevant company contributes to, and benefits from, sustainable development.

Principal Risks

By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

Management Risk. The Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.

Market and Regulatory Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by

Summary Prospectus	July 29, 2025, as revised August 22, 2025	Stewart Investors Worldwide Leaders Fund

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the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign. Securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Risks Associated with Investing in Emerging Markets. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Foreign Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Sustainability Factor Incorporation Risk. The portfolio manager’s consideration of sustainability factors could cause the Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

New Fund Risk. The Fund is new with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Because the Fund had not commenced operations as of the calendar year ended December 31, 2024, there is no annual performance information included.

Management of the Fund

Investment Adviser

First Sentier Investors (US) LLC is the Fund’s investment adviser (“Adviser”).

Investment Sub-Adviser

First Sentier Investors (Australia) IM Ltd is the Fund’s investment sub-adviser.

Portfolio Manager

Nick Edgerton

Lead Portfolio Manager

Length of Service: Since August 2025

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by writing to us at:

Standard

Stewart Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Overnight

Stewart Investors Funds

c/o The Northern Trust Company

333 S Wabash,

Attn: Funds Center Floor 38

Chicago, IL 60604

or by calling us at 312-557-3511 or 833-748-1830 (toll free).

Purchase Minimums

Minimum Initial Investment:

Select Shares - $1,000,000

Investor Shares - $5,000

Minimum Additional Investment: No Minimum

The Fund reserves the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment

Summary Prospectus	July 29, 2025, as revised August 22, 2025	Stewart Investors Worldwide Leaders Fund

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amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Adviser and the Adviser’s affiliates, in each case at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus	July 29, 2025, as revised August 22, 2025	Stewart Investors Worldwide Leaders Fund

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